Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 5. Property and Equipment, Net

Property and equipment was comprised of the following at June 30, 2021 and December 31, 2020, respectively:

	June 30, 2021	Dec 31,2020
Land, buildings and improvements	$-	$-
Leasehold improvements	3,517,579	3,374,952
Furniture, fixtures and equipment	5,184,024	4,734,279
Subtotal	8,701,603	8,109,231
Less: accumulated depreciation	(4,310,095)	(3,883,366)
Total	$4,391,508	$4,225,865

Depreciation expense was $200,201 and $426,732 during the three- and six-month periods ended June 30, 2021, respectively, and was $229,911 and $753,154 during the three- and six-month periods ended June 30, 2020, respectively.

The Company purchased $592,375 of fixed assets for the six-month period of June 30, 2021, and $89,691 for the  six-month period of June 30, 2020.

In 2020, the Company incurred a loss of $2,025,631 from a write-off of fixed assets as a result of the the closure of the Doral, Gainsville and Davie WingHouse restaurant locations that occurred in 2019.

Note 6. Property and Equipment, Net

Property and equipment was comprised of the following at December 31, 2020 and 2019:

	December 31
	2020	2019
Leasehold improvements	$3,374,952	$5,356,598
Furniture, fixtures and equipment	4,734,279	6,310,652
Subtotal	8,109,231	11,667,250
Less: accumulated depreciation	(3,883,366)	(4,005,394)
Total	$4,225,865	$7,661,856

Depreciation expense was $1,213,581 and $611,937 during the years ended December 31, 2020 and 2019, respectively.